EQUITY (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Feb. 22, 2013	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 2,147
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		2,154
Payments of Ordinary Dividends, Common Stock	$ 5,802
Common Stock, Dividends, Per Share, Cash Paid	$ 0.15